Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 35,123	$ 33,552
Accumulated Depreciation	12,698	12,056
Construction in Progress	1,417	1,135
Total	23,842	22,631
Transmission [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	18,970	18,213
Accumulated Depreciation	6,307	5,989
Construction in Progress	1,183	876
Total	13,846	13,100
Distribution [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	12,045	11,544
Accumulated Depreciation	4,163	3,949
Construction in Progress	95	101
Total	7,977	7,696
Communication [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	1,466	1,395
Accumulated Depreciation	1,122	1,079
Construction in Progress	61	45
Total	405	361
Administration and Service [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	1,963	1,729
Accumulated Depreciation	1,022	959
Construction in Progress	78	113
Total	1,019	883
Easements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	679	671
Accumulated Depreciation	84	80
Construction in Progress	0	0
Total	$ 595	$ 591